FINANCIAL INSTRUMENTS (Schedule of Classification of Financial Instruments by Fair Value Hierarchy) (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets 'at fair value through profit or loss' (FVTPL)
Marketable securities and derivatives	₪ 143,514	₪ 104,921
Level 1 [Member]
Financial assets 'at fair value through profit or loss' (FVTPL)
Marketable securities and derivatives	143,514	104,921
Level 2 [Member]
Financial assets 'at fair value through profit or loss' (FVTPL)
Marketable securities and derivatives
Level 3 [Member]
Financial assets 'at fair value through profit or loss' (FVTPL)
Marketable securities and derivatives